Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NUVEEN INVESTMENT FUNDS INC
Entity Central Index Key	0000820892
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000015080 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Credit Income Fund
Class Name	Class I Shares
Trading Symbol	FJSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Credit Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$74	0.71%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Credit Income Fund returned 8.49% for Class I Shares at net asset value (NAV) for the 12 months ended August 31, 2025. The Fund performed in line with the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index, which returned 8.26%.

•
Top contributors to relative performance

•
Overweight to the communications sector and security selection within the high-yield corporate bond allocation.

•
Out‑of‑benchmark allocation to emerging markets debt (EMD), particularly sovereign bonds.

•
Out‑of‑benchmark allocation to preferred and contingent capital (CoCo) securities.

•
Top detractors from relative performance

•
Shorter-duration positioning.

•
Out‑of‑benchmark allocation to senior loans.

•
Overweight to and security selection in the energy sector within the high-yield corporate bond allocation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	8.49%	5.82%	5.42%

Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%

Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index	8.26%	5.15%	5.80%

Lipper Global High Yield Funds Classification Average	7.69%	4.72%	4.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go tohttps://www.nuveen.com/en-us/mutual-funds/prospectusesor call (800) 257-8787.
Net Assets	$ 232,575,716
Holdings Count | Holding	485
Advisory Fees Paid, Amount	$ 726,074
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2025)

Fund net assets	$232,575,716

Total number of portfolio holdings	485

Portfolio turnover (%)	99%

Total management fees paid for the year	$ 726,074

Holdings [Text Block]

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio manager updates: Effective February 11, 2025, James Kim was added as a portfolio manager of the Fund. Effective April 1, 2025, Jean Lin retired and is no longer a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Directors engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Directors engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000015078 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Credit Income Fund
Class Name	Class C Shares
Trading Symbol	FCSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Credit Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$177	1.71%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.71%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Credit Income Fund returned 7.39% for Class C Shares at net asset value (NAV) for the 12 months ended August 31, 2025. The Fund underperformed the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index, which returned 8.26%.

•
Top contributors to relative performance

•
Overweight to the communications sector and security selection within the high-yield corporate bond allocation.

•
Out‑of‑benchmark allocation to emerging markets debt (EMD), particularly sovereign bonds.

•
Out‑of‑benchmark allocation to preferred and contingent capital (CoCo) securities.

•
Top detractors from relative performance

•
Shorter-duration positioning.

•
Out‑of‑benchmark allocation to senior loans.

•
Overweight to and security selection in the energy sector within the high-yield corporate bond allocation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	7.39%	4.77%	4.55%

Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%

Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index	8.26%	5.15%	5.80%

Lipper Global High Yield Funds Classification Average	7.69%	4.72%	4.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 232,575,716
Holdings Count | Holding	485
Advisory Fees Paid, Amount	$ 726,074
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2025)

Fund net assets	$232,575,716

Total number of portfolio holdings	485

Portfolio turnover (%)	99%

Total management fees paid for the year	$ 726,074

Holdings [Text Block]

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio manager updates: Effective February 11, 2025, James Kim was added as a portfolio manager of the Fund. Effective April 1, 2025, Jean Lin retired and is no longer a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Directors engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Directors engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000015076 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Credit Income Fund
Class Name	Class A Shares
Trading Symbol	FJSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Credit Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$100	0.96%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.96%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Credit Income Fund returned 8.22% for Class A Shares at net asset value (NAV) for the 12 months ended August 31, 2025. The Fund performed in line with the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index, which returned 8.26%.

•
Top contributors to relative performance

•
Overweight to the communications sector and security selection within the high-yield corporate bond allocation.

•
Out‑of‑benchmark allocation to emerging markets debt (EMD), particularly sovereign bonds.

•
Out‑of‑benchmark allocation to preferred and contingent capital (CoCo) securities.

•
Top detractors from relative performance

•
Shorter-duration positioning.

•
Out‑of‑benchmark allocation to senior loans.

•
Overweight to and security selection in the energy sector within the high-yield corporate bond allocation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	8.22%	5.58%	5.18%

Class A Shares at maximum sales charge (Offering Price)	3.01%	4.56%	4.67%

Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%

Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index	8.26%	5.15%	5.80%

Lipper Global High Yield Funds Classification Average	7.69%	4.72%	4.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 232,575,716
Holdings Count | Holding	485
Advisory Fees Paid, Amount	$ 726,074
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2025)

Fund net assets	$232,575,716

Total number of portfolio holdings	485

Portfolio turnover (%)	99%

Total management fees paid for the year	$ 726,074

Holdings [Text Block]

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio manager updates: Effective February 11, 2025, James Kim was added as a portfolio manager of the Fund. Effective April 1, 2025, Jean Lin retired and is no longer a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Directors engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Directors engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000015185 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Strategic Income Fund
Class Name	Class A Shares
Trading Symbol	FCDDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Strategic Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$82	0.80%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Strategic Income Fund returned 5.85% for Class A Shares at net asset value (NAV) for the 12 months ended August 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 3.14%.

•
Top contributors to relative performance

•
Out‑of‑benchmark allocation to mortgage credit, particularly agency credit risk transfers (CRTs).

•
Out‑of‑benchmark allocation to commercial mortgage-backed securities (CMBS), particularly seasoned conduit issues.

•
Out‑of‑benchmark exposure to U.S. dollar-denominated emerging markets sovereign and corporate issues.

•
Top detractors from relative performance

•
Longer maturity U.S. Treasury bonds and Treasury bond futures, which declined in value as the yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	5.85%	2.72%	3.78%

Class A Shares at maximum sales charge (Offering Price)	1.38%	1.83%	3.33%

Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%

Lipper Multi-Sector Income Funds Classification Average	5.51%	2.53%	3.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 1,142,225,191
Holdings Count | Holding	615
Advisory Fees Paid, Amount	$ 5,018,415
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2025)

Fund net assets	$1,142,225,191

Total number of portfolio holdings	615

Portfolio turnover (%)	87%

Total management fees paid for the year	$5,018,415

Holdings [Text Block]

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio manager updates: Effective February 11, 2025, James Kim was added as a portfolio manager of the Fund. Effective July 1, 2025, Kevin Lorenz retired and is no longer a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Directors engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Directors engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000015187 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Strategic Income Fund
Class Name	Class C Shares
Trading Symbol	FCBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Strategic Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$159	1.55%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.55%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Strategic Income Fund returned 5.06% for Class C Shares at net asset value (NAV) for the 12 months ended August 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 3.14%.

•
Top contributors to relative performance

•
Out‑of‑benchmark allocation to mortgage credit, particularly agency credit risk transfers (CRTs).

•
Out‑of‑benchmark allocation to commercial mortgage-backed securities (CMBS), particularly seasoned conduit issues.

•
Out‑of‑benchmark exposure to U.S. dollar-denominated emerging markets sovereign and corporate issues.

•
Top detractors from relative performance

•
Longer maturity U.S. Treasury bonds and Treasury bond futures, which declined in value as the yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class C Shares at NAV (excluding maximum sales charge)	5.06%	1.94%	3.18%

Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%

Lipper Multi-Sector Income Funds Classification Average	5.51%	2.53%	3.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 1,142,225,191
Holdings Count | Holding	615
Advisory Fees Paid, Amount	$ 5,018,415
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2025)

Fund net assets	$1,142,225,191

Total number of portfolio holdings	615

Portfolio turnover (%)	87%

Total management fees paid for the year	$ 5,018,415

Holdings [Text Block]

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio manager updates: Effective February 11, 2025, James Kim was added as a portfolio manager of the Fund. Effective July 1, 2025, Kevin Lorenz retired and is no longer a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Directors engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Directors engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000151934 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Strategic Income Fund
Class Name	Class R6 Shares
Trading Symbol	FSFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Strategic Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$48	0.47%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Strategic Income Fund returned 6.32% for Class R6 Shares at net asset value (NAV) for the 12 months ended August 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 3.14%.

•
Top contributors to relative performance

•
Out‑of‑benchmark allocation to mortgage credit, particularly agency credit risk transfers (CRTs).

•
Out‑of‑benchmark allocation to commercial mortgage-backed securities (CMBS), particularly seasoned conduit issues.

•
Out‑of‑benchmark exposure to U.S. dollar-denominated emerging markets sovereign and corporate issues.

•
Top detractors from relative performance

•
Longer maturity U.S. Treasury bonds and Treasury bond futures, which declined in value as the yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10‑Year

Class R6 Shares at NAV	6.32%	3.06%	4.14%

Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%

Lipper Multi-Sector Income Funds Classification Average	5.51%	2.53%	3.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 1,142,225,191
Holdings Count | Holding	615
Advisory Fees Paid, Amount	$ 5,018,415
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2025)

Fund net assets	$1,142,225,191

Total number of portfolio holdings	615

Portfolio turnover (%)	87%

Total management fees paid for the year	$ 5,018,415

Holdings [Text Block]

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio manager updates: Effective February 11, 2025, James Kim was added as a portfolio manager of the Fund. Effective July 1, 2025, Kevin Lorenz retired and is no longer a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Directors engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Directors engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000015189 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Strategic Income Fund
Class Name	Class I Shares
Trading Symbol	FCBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Strategic Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$57	0.55%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Strategic Income Fund returned 6.12% for Class I Shares at net asset value (NAV) for the 12 months ended August 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 3.14%.

•
Top contributors to relative performance

•
Out‑of‑benchmark allocation to mortgage credit, particularly agency credit risk transfers (CRTs).

•
Out‑of‑benchmark allocation to commercial mortgage-backed securities (CMBS), particularly seasoned conduit issues.

•
Out‑of‑benchmark exposure to U.S. dollar-denominated emerging markets sovereign and corporate issues.

•
Top detractors from relative performance

•
Longer maturity U.S. Treasury bonds and Treasury bond futures, which declined in value as the yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10‑Year

Class I Shares at NAV	6.12%	2.96%	4.04%

Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%

Lipper Multi-Sector Income Funds Classification Average	5.51%	2.53%	3.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go tohttps://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 1,142,225,191
Holdings Count | Holding	615
Advisory Fees Paid, Amount	$ 5,018,415
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2025)

Fund net assets	$1,142,225,191

Total number of portfolio holdings	615

Portfolio turnover (%)	87%

Total management fees paid for the year	$5,018,415

Holdings [Text Block]

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio manager updates: Effective February 11, 2025, James Kim was added as a portfolio manager of the Fund. Effective July 1, 2025, Kevin Lorenz retired and is no longer a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Directors engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Directors engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

[1]	Annualized for period less than one year.
[2]	Annualized for period less than one year.
[3]	Annualized for period less than one year.
[4]	Annualized for period less than one year.
[5]	Annualized for period less than one year.
[6]	Annualized for period less than one year.
[7]	Annualized for period less than one year.